Consolidated Schedule of Investments (unaudited) January 31, 2020	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 8.0%

China — 3.6%
Bank of Beijing Co. Ltd., Class A		554,800	$396,345
Bank of Guiyang Co. Ltd., Class A		728,100	840,562
Bank of Hangzhou Co. Ltd., Class A		96,074	114,071
Bank of Jiangsu Co. Ltd., Class A		221,300	199,516
Centre Testing International Group Co. Ltd., Class A		103,500	215,608
Chengdu Xingrong Environment Co. Ltd., Class A		192,300	111,001
China Life Insurance Co. Ltd., Class A		37,700	156,371
China Resources Double Crane Pharmaceutical Co. Ltd., Class A		26,900	54,807
Glodon Co. Ltd., Class A		64,590	332,227
Guotai Junan Securities Co. Ltd., Class A		155,200	350,583
Guoyuan Securities Co. Ltd., Class A		28,500	31,843
Industrial Securities Co. Ltd., Class A		916,901	801,754
Northeast Securities Co. Ltd., Class A		82,842	91,968
Sangfor Technologies, Inc., Class A		6,700	134,977
Sinolink Securities Co. Ltd., Class A		31,600	35,894
SooChow Securities Co. Ltd., Class A		32	38
Wuliangye Yibin Co. Ltd., Class A		46,400	752,721
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A		598,500	484,858

			5,105,144

United States — 4.4%
iShares MSCI India ETF(h)		180,595	6,228,722

Total Common Stocks — 8.0% (Cost — $11,470,159)			11,333,866

		Par (000)

Corporate Bonds — 0.9%

British Virgin Islands — 0.1%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21	USD	200	200,562

Chile — 0.1%
Banco del Estado de Chile, 4.13%, 10/07/20		100	101,531

China — 0.4%
China Minmetals Corp.(5 year CMT + 4.72%), 3.75%(a)(b)		200	202,000
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20		100	101,875

Security		Par (000)	Value

China (continued)
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	USD	200	$215,715

			519,590

Malaysia — 0.2%
Petroliam Nasional Bhd, 7.63%, 10/15/26		100	132,236
Petronas Capital Ltd., 7.88%, 05/22/22		150	169,547

			301,783

Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24		100	123,438

Total Corporate Bonds — 0.9% (Cost — $1,199,732)			1,246,904

Foreign Agency Obligations — 56.8%

Argentina — 3.2%
Argentine Republic Government International Bond:
6.88%, 04/22/21		700	373,187
5.63%, 01/26/22		600	295,500
7.50%, 04/22/26		1,350	617,203
6.88%, 01/26/27		3,400	1,532,125
6.63%, 07/06/28		150	66,984
8.28%, 12/31/33		904	500,386
7.13%, 07/06/36		350	151,266
3.75%, 12/31/38(c)		1,300	546,000
7.63%, 04/22/46		450	191,531
7.13%, 06/28/17		500	217,031

			4,491,213

Brazil — 4.1%
Brazilian Government International Bond:
4.88%, 01/22/21		600	617,063
2.63%, 01/05/23		500	507,344
4.25%, 01/07/25		600	649,688
6.00%, 04/07/26		640	759,000
4.63%, 01/13/28		600	663,187
7.13%, 01/20/37		500	660,469
5.63%, 01/07/41		450	522,281
5.00%, 01/27/45		700	757,312
5.63%, 02/21/47		500	587,031

			5,723,375

Chile — 2.2%
Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22	CLP	2,111,200	2,846,067

1

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chile (continued)
Chile Government International Bond, 3.13%, 01/21/26	USD	200	$211,875

			3,057,942

Colombia — 3.8%
Colombia Government International Bond:
4.38%, 07/12/21		400	413,500
2.63%, 03/15/23		200	202,500
4.00%, 02/26/24		200	212,313
8.13%, 05/21/24		300	371,625
4.50%, 01/28/26		400	442,000
3.88%, 04/25/27		600	645,563
7.38%, 09/18/37		400	588,875
6.13%, 01/18/41		600	810,562
5.63%, 02/26/44		400	519,250
5.00%, 06/15/45		900	1,090,406

			5,296,594

Hungary — 2.4%
Hungary Government International Bond:
6.38%, 03/29/21		650	684,328
5.38%, 02/21/23		498	549,668
5.75%, 11/22/23		700	799,313
5.38%, 03/25/24		600	683,250
7.63%, 03/29/41		300	505,031
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20		200	205,993

			3,427,583

Indonesia — 6.3%
Indonesia Government International Bond:
4.88%, 05/05/21		300	311,531
3.75%, 04/25/22		400	414,000
3.38%, 04/15/23		400	413,875
5.88%, 01/15/24		400	454,125
4.13%, 01/15/25		600	647,625
4.75%, 01/08/26		400	448,750
4.35%, 01/08/27		400	442,875
7.75%, 01/17/38		400	616,092
5.25%, 01/17/42		400	495,125
4.63%, 04/15/43		300	344,812
6.75%, 01/15/44		600	877,849
5.13%, 01/15/45		400	489,375
5.95%, 01/08/46		200	271,063
5.25%, 01/08/47		400	502,500
Indonesia Treasury Bond, 7.00%, 05/15/27	IDR	23,913,000	1,778,371

Security		Par (000)	Value

Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III:
3.40%, 03/29/22	USD	200	$205,000
4.35%, 09/10/24		200	216,750

			8,929,718

Kazakhstan — 0.2%
Kazakhstan Government International Bond, 5.13%, 07/21/25		200	230,500

Malaysia — 0.1%
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21		200	201,188

Mexico — 7.6%
Mexican Udibonos, 4.50%, 12/04/25	MXN	31,042	1,764,488
Mexico Government International Bond:
3.63%, 03/15/22	USD	500	520,625
4.00%, 10/02/23		800	854,000
3.60%, 01/30/25		400	423,750
4.13%, 01/21/26		800	871,250
4.15%, 03/28/27		600	654,375
6.75%, 09/27/34		300	425,719
6.05%, 01/11/40		600	806,625
4.75%, 03/08/44		800	921,250
5.55%, 01/21/45		550	705,547
4.60%, 01/23/46		600	678,000
4.35%, 01/15/47		800	877,000
4.60%, 02/10/48		400	455,125
5.75%, 10/12/10		600	744,937

			10,702,691

Panama — 1.8%
Panama Government International Bond:
4.00%, 09/22/24		200	216,313
7.13%, 01/29/26		350	443,187
3.88%, 03/17/28		400	442,500
9.38%, 04/01/29		300	462,844
6.70%, 01/26/36		500	719,687
4.30%, 04/29/53		200	242,438

			2,526,969

Peru — 1.6%
Peruvian Government International Bond:
7.35%, 07/21/25		400	511,000
4.13%, 08/25/27		400	457,375
6.55%, 03/14/37		300	454,969

2

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Peru (continued)
5.63%, 11/18/50	USD	500	$761,250

			2,184,594

Philippines — 3.6%
Philippine Government International Bond:
4.00%, 01/15/21		300	306,094
4.20%, 01/21/24		200	217,563
5.50%, 03/30/26		200	239,375
9.50%, 02/02/30		550	897,359
7.75%, 01/14/31		500	752,500
6.38%, 01/15/32		300	415,313
6.38%, 10/23/34		600	869,437
5.00%, 01/13/37		200	261,000
3.95%, 01/20/40		400	474,125
3.70%, 03/01/41		200	234,750
3.70%, 02/02/42		400	469,625

			5,137,141

Poland — 0.9%
Poland Government International Bond:
5.13%, 04/21/21		500	519,375
3.00%, 03/17/23		300	311,062
3.25%, 04/06/26		400	426,750

			1,257,187

Romania — 1.1%
Romanian Government International Bond:
4.38%, 08/22/23		800	860,000
4.88%, 01/22/24		400	442,250
6.13%, 01/22/44		200	266,312

			1,568,562

Russia — 6.0%
Russian Foreign Bond — Eurobond:
5.00%, 04/29/20		300	302,175
4.50%, 04/04/22		400	421,000
4.88%, 09/16/23		800	876,000
4.75%, 05/27/26		600	678,000
4.25%, 06/23/27		600	663,000
7.50%, 03/31/30(c)		2,077	2,358,693
5.63%, 04/04/42		600	803,438
5.88%, 09/16/43		200	276,375

Security		Par (000)	Value

Russia (continued)
5.25%, 06/23/47	USD	1,600	$2,088,000

			8,466,681

South Africa — 3.2%
Republic of South Africa Government International Bond:
5.50%, 03/09/20		300	300,750
5.88%, 05/30/22		100	107,094
4.67%, 01/17/24		300	315,000
5.88%, 09/16/25		500	552,344
4.88%, 04/14/26		200	209,375
4.30%, 10/12/28		500	492,875
5.38%, 07/24/44		200	193,687
5.00%, 10/12/46		200	187,562
South Africa Government Bond — CPI Linked, 5.50%, 12/07/23	ZAR	29,636	2,131,270

			4,489,957

South Korea — 1.5%
Inflation Linked Korea Treasury Bond, 1.13%, 06/10/23	KRW	2,438,551	2,098,890

Turkey — 5.4%
Turkey Government International Bond:
7.00%, 06/05/20	USD	450	456,750
5.63%, 03/30/21		400	413,000
5.13%, 03/25/22		200	207,625
6.25%, 09/26/22		750	802,266
3.25%, 03/23/23		250	247,188
5.75%, 03/22/24		500	530,313
7.38%, 02/05/25		650	733,687
4.25%, 04/14/26		200	195,375
4.88%, 10/09/26		500	501,406
6.00%, 03/25/27		400	422,875
11.88%, 01/15/30		300	446,906
6.75%, 05/30/40		300	327,469
6.00%, 01/14/41		800	809,750
4.88%, 04/16/43		600	536,437
6.63%, 02/17/45		400	428,750
5.75%, 05/11/47		600	579,937

			7,639,734

Ukraine — 1.6%
Ukraine Government International Bond:
7.75%, 09/01/20		400	410,200
7.75%, 09/01/21		200	212,900
7.75%, 09/01/23		400	442,400
7.75%, 09/01/24		100	111,500
7.75%, 09/01/26		300	340,500
7.75%, 09/01/27		100	113,350

3

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ukraine (continued)
7.38%, 09/25/32	USD	600	$663,562

			2,294,412

Uruguay — 0.2%
Uruguay Government International Bond:
7.88%, 01/15/33		100	153,344
4.13%, 11/20/45		100	112,500

			265,844

Venezuela — 0.0%
Venezuela Government International Bond, 7.75%, 10/13/19(d)(e)		377	46,134

Total Foreign Agency Obligations — 56.8% (Cost — $79,506,865)			80,036,909

Total Long-Term Investments — 65.7% (Cost — $92,176,756)			92,617,679

Security	Shares	Value

Short-Term Securities — 34.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(f)(g)(h)	47,949,444	$47,949,444

Total Short-Term Securities — 34.0% (Cost — $47,949,444)		47,949,444

Total Investments — 99.7% (Cost — $140,126,200)		140,567,123

Other Assets Less Liabilities — 0.3%		361,176

Net Assets — 100.0%		$140,928,299

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Perpetual security with no stated maturity date.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/19	Shares Purchased	Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	59,039,225	—	(11,089,781)	47,949,444	$47,949,444	$207,112	$112	$—
iShares MSCI India ETF	182,768	13,775	(15,948)	180,595	6,228,722	5,864	25,596	(51,985)

					$54,178,166	$212,976	$25,708	$(51,985)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased(sold).

4

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	753,000	EUR	704,732	Deutsche Bank AG	02/14/20	$249
CHF	244,000	EUR	227,542	Morgan Stanley & Co. International PLC	02/14/20	987
CHF	5,841,000	EUR	5,401,820	Morgan Stanley & Co. International PLC	02/14/20	73,803
EUR	299,991	HUF	101,178,000	BNP Paribas S.A.	02/14/20	171
EUR	95,082	HUF	31,887,000	Citibank N.A.	02/14/20	650
EUR	400,275	HUF	134,966,000	Citibank N.A.	02/14/20	343
EUR	863,589	HUF	287,117,000	Citibank N.A.	02/14/20	14,127
EUR	222,425	NOK	2,231,000	Citibank N.A.	02/14/20	4,265
EUR	1,458,224	NOK	14,463,000	Citibank N.A.	02/14/20	45,742
EUR	882,499	NOK	8,920,000	Goldman Sachs International	02/14/20	9,506
EUR	1,906,452	PLN	8,164,000	Citibank N.A.	02/14/20	8,454
EUR	212,573	SEK	2,247,000	JPMorgan Chase Bank N.A.	02/14/20	2,378
EUR	1,545,844	SEK	16,354,000	JPMorgan Chase Bank N.A.	02/14/20	15,873
EUR	2,486,000	USD	2,745,153	Deutsche Bank AG	02/14/20	13,620
EUR	818,000	USD	900,459	Morgan Stanley & Co. International PLC	02/14/20	7,295

5

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	583,000	USD	764,044	Deutsche Bank AG	02/14/20	$6,009
GBP	414,000	USD	538,884	Goldman Sachs International	02/14/20	7,946
GBP	87,661	USD	113,908	Morgan Stanley & Co. International PLC	02/14/20	1,879
GBP	193,000	USD	251,046	Morgan Stanley & Co. International PLC	02/14/20	3,878
JPY	82,176,000	USD	750,312	BNP Paribas S.A.	02/14/20	8,485
JPY	59,454,000	USD	540,415	Citibank N.A.	02/14/20	8,571
JPY	195,888,000	USD	1,788,434	Citibank N.A.	02/14/20	20,355
JPY	42,469,000	USD	390,584	Deutsche Bank AG	02/14/20	1,566
JPY	188,214,000	USD	1,732,915	Deutsche Bank AG	02/14/20	5,014
JPY	25,329,000	USD	230,429	JPMorgan Chase Bank N.A.	02/14/20	3,454
JPY	62,823,000	USD	575,832	Morgan Stanley & Co. International PLC	02/14/20	4,263
MXN	6,557,000	USD	346,111	HSBC Bank USA N.A.	02/14/20	441
MXN	19,550,000	USD	1,032,964	HSBC Bank USA N.A.	02/14/20	296
RON	2,217,000	EUR	463,263	Citibank N.A.	02/14/20	396
RON	4,351,000	EUR	907,715	Citibank N.A.	02/14/20	2,405
USD	496,231	AUD	733,000	Goldman Sachs International	02/14/20	5,482
USD	1,559,837	AUD	2,259,000	HSBC Bank USA N.A.	02/14/20	47,418
USD	800,715	BRL	3,314,000	Morgan Stanley & Co. International PLC	02/14/20	27,347
USD	311,102	CAD	406,553	BNP Paribas S.A.	02/14/20	3,907
USD	555,995	CAD	726,000	BNP Paribas S.A.	02/14/20	7,422
USD	560,977	CAD	733,000	BNP Paribas S.A.	02/14/20	7,115
USD	578,939	CAD	755,000	BNP Paribas S.A.	02/14/20	8,454
USD	165,141	CAD	218,000	Citibank N.A.	02/14/20	418
USD	831,699	CAD	1,100,000	JPMorgan Chase Bank N.A.	02/14/20	529
USD	733,526	CAD	965,000	Morgan Stanley & Co. International PLC	02/14/20	4,363
USD	1,836,926	CAD	2,400,447	Morgan Stanley & Co. International PLC	02/14/20	23,126
USD	467,409	CLP	372,642,000	BNP Paribas S.A.	02/14/20	1,836
USD	4,424,340	CLP	3,440,544,000	BNP Paribas S.A.	02/14/20	125,780
USD	287,097	CLP	222,931,000	JPMorgan Chase Bank N.A.	02/14/20	8,571
USD	92,247	COP	314,115,000	Morgan Stanley & Co. International PLC	02/14/20	452
USD	221,875	COP	742,616,000	Morgan Stanley & Co. International PLC	02/14/20	4,857
USD	607,508	EUR	545,000	BNP Paribas S.A.	02/14/20	2,709
USD	681,726	EUR	614,000	Morgan Stanley & Co. International PLC	02/14/20	356
USD	146,848	IDR	2,006,923,000	BNP Paribas S.A.	02/14/20	1,558
USD	161,597	IDR	2,211,572,000	BNP Paribas S.A.	02/14/20	1,492
USD	171,328	IDR	2,346,343,000	BNP Paribas S.A.	02/14/20	1,465
USD	187,350	IDR	2,550,194,000	BNP Paribas S.A.	02/14/20	2,730

6

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	274,779	IDR	3,762,904,000	BNP Paribas S.A.	02/14/20	$2,365
USD	285,652	INR	20,411,000	BNP Paribas S.A.	02/14/20	824
USD	431,308	INR	30,643,000	BNP Paribas S.A.	02/14/20	3,697
USD	577,480	INR	41,045,000	JPMorgan Chase Bank N.A.	02/14/20	4,713
USD	166,018	KRW	193,620,000	BNP Paribas S.A.	02/14/20	4,261
USD	91,285	KRW	106,402,000	JPMorgan Chase Bank N.A.	02/14/20	2,393
USD	1,910,611	KRW	2,206,526,000	Morgan Stanley & Co. International PLC	02/14/20	67,207
USD	137,030	MXN	2,575,000	Deutsche Bank AG	02/14/20	936
USD	213,170	MXN	4,005,000	Deutsche Bank AG	02/14/20	1,497
USD	187,783	MXN	3,550,000	Goldman Sachs International	02/14/20	157
USD	1,471,470	NZD	2,218,000	BNP Paribas S.A.	02/14/20	37,590
USD	574,067	NZD	869,000	Deutsche Bank AG	02/14/20	12,281
USD	620,030	NZD	958,000	JPMorgan Chase Bank N.A.	02/14/20	708
USD	953,087	NZD	1,441,000	Morgan Stanley & Co. International PLC	02/14/20	21,518
USD	1,036,106	NZD	1,570,000	Morgan Stanley & Co. International PLC	02/14/20	21,141
USD	200,531	PHP	10,198,000	BNP Paribas S.A.	02/14/20	712
USD	345,533	PHP	17,570,000	BNP Paribas S.A.	02/14/20	1,268
USD	442,409	PHP	22,358,000	Credit Suisse International	02/14/20	4,328
USD	103,640	PHP	5,288,000	Morgan Stanley & Co. International PLC	02/14/20	27
USD	119,720	RUB	7,517,000	Barclays Bank PLC	02/14/20	2,271
USD	135,506	RUB	8,530,000	Barclays Bank PLC	02/14/20	2,230
USD	333,663	RUB	20,578,000	Barclays Bank PLC	02/14/20	12,144
USD	214,064	RUB	13,257,000	Morgan Stanley & Co. International PLC	02/14/20	6,932
USD	403,262	SGD	544,000	BNP Paribas S.A.	02/14/20	4,621
USD	524,700	SGD	713,000	Citibank N.A.	02/14/20	2,215
USD	446,277	SGD	603,000	Goldman Sachs International	02/14/20	4,400
USD	1,275,256	SGD	1,718,000	HSBC Bank USA N.A.	02/14/20	16,311
USD	2,057,587	THB	62,163,000	HSBC Bank USA N.A.	02/14/20	62,943
USD	143,190	TRY	853,000	Goldman Sachs International	02/14/20	1,030
USD	73,056	TRY	436,000	HSBC Bank USA N.A.	02/14/20	392
USD	664,854	TWD	19,923,000	BNP Paribas S.A.	02/14/20	8,851
USD	206,210	TWD	6,150,000	JPMorgan Chase Bank N.A.	02/14/20	3,709
USD	477,402	TWD	14,323,000	JPMorgan Chase Bank N.A.	02/14/20	5,789
USD	144,063	ZAR	2,094,000	Goldman Sachs International	02/14/20	4,727
USD	2,863,256	CLP	2,208,000,000	Citibank N.A.	03/18/20	105,874
USD	2,133,217	KRW	2,540,000,000	Standard Chartered Bank	03/18/20	8,420
USD	2,243,684	ZAR	33,500,000	Bank of America N.A.	03/18/20	24,236

						1,024,526

AUD	806,000	USD	553,803	Goldman Sachs International	02/14/20	(14,180)
AUD	3,676,000	USD	2,538,443	Goldman Sachs International	02/14/20	(77,331)
AUD	682,000	USD	467,002	JPMorgan Chase Bank N.A.	02/14/20	(10,398)
AUD	1,555,000	USD	1,067,609	JPMorgan Chase Bank N.A.	02/14/20	(26,523)

7

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	867,000	USD	655,613	Citibank N.A.	02/14/20	$(500)
CAD	825,000	USD	623,882	Deutsche Bank AG	02/14/20	(504)
CAD	273,000	USD	206,729	Morgan Stanley & Co. International PLC	02/14/20	(448)
CAD	754,000	USD	571,865	Morgan Stanley & Co. International PLC	02/14/20	(2,136)
CLP	65,034,000	USD	82,606	BNP Paribas S.A.	02/14/20	(1,354)
CLP	593,183,000	USD	753,918	JPMorgan Chase Bank N.A.	02/14/20	(12,805)
CLP	115,770,000	USD	150,546	Morgan Stanley & Co. International PLC	02/14/20	(5,905)
CLP	186,774,000	USD	241,304	Morgan Stanley & Co. International PLC	02/14/20	(7,951)
CLP	465,820,000	USD	591,893	Morgan Stanley & Co. International PLC	02/14/20	(9,905)
CLP	1,048,067,000	USD	1,354,704	Morgan Stanley & Co. International PLC	02/14/20	(45,266)
COP	3,917,822,000	USD	1,186,572	Morgan Stanley & Co. International PLC	02/14/20	(41,647)
EUR	128,487	CHF	138,000	BNP Paribas S.A.	02/14/20	(786)
EUR	217,274	CHF	234,000	BNP Paribas S.A.	02/14/20	(1,993)
EUR	1,101,626	CHF	1,180,000	Goldman Sachs International	02/14/20	(3,425)
EUR	456,270	CHF	490,000	JPMorgan Chase Bank N.A.	02/14/20	(2,737)
EUR	948,794	CHF	1,014,000	JPMorgan Chase Bank N.A.	02/14/20	(565)
EUR	731,842	CHF	786,000	Morgan Stanley & Co. International PLC	02/14/20	(4,449)
EUR	219,137	HUF	74,003,000	JPMorgan Chase Bank N.A.	02/14/20	(186)
EUR	600,428	NOK	6,137,000	JPMorgan Chase Bank N.A.	02/14/20	(934)
EUR	880,920	RON	4,218,000	Goldman Sachs International	02/14/20	(1,275)
EUR	364,104	RON	1,746,000	JPMorgan Chase Bank N.A.	02/14/20	(1,132)
EUR	535,235	SEK	5,718,000	JPMorgan Chase Bank N.A.	02/14/20	(279)
EUR	390,000	USD	433,799	Deutsche Bank AG	02/14/20	(1,006)
EUR	1,340,000	USD	1,492,256	JPMorgan Chase Bank N.A.	02/14/20	(5,226)
EUR	2,714,227	USD	3,024,670	Morgan Stanley & Co. International PLC	02/14/20	(12,627)
HUF	72,044,000	EUR	214,448	Goldman Sachs International	02/14/20	(1,053)
HUF	943,266,000	EUR	2,817,061	Goldman Sachs International	02/14/20	(24,119)
IDR	26,249,966,000	USD	1,913,625	Morgan Stanley & Co. International PLC	02/14/20	(13,273)
INR	12,016,000	USD	168,311	BNP Paribas S.A.	02/14/20	(633)
INR	25,288,000	USD	354,695	BNP Paribas S.A.	02/14/20	(1,811)
INR	19,625,000	USD	274,111	JPMorgan Chase Bank N.A.	02/14/20	(252)
KRW	232,494,000	USD	197,647	BNP Paribas S.A.	02/14/20	(3,414)
KRW	593,384,000	USD	508,169	JPMorgan Chase Bank N.A.	02/14/20	(12,437)
NOK	4,637,000	EUR	455,464	Deutsche Bank AG	02/14/20	(1,283)
NOK	1,193,000	EUR	120,468	Goldman Sachs International	02/14/20	(3,977)
NOK	2,780,000	EUR	278,702	Goldman Sachs International	02/14/20	(7,027)

8

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	12,554,000	EUR	1,262,517	Goldman Sachs International	02/14/20	$(36,116)
NOK	1,675,000	EUR	168,556	JPMorgan Chase Bank N.A.	02/14/20	(4,937)
NOK	1,486,000	EUR	147,182	Morgan Stanley & Co. International PLC	02/14/20	(1,767)
NZD	259,000	USD	171,916	Deutsche Bank AG	02/14/20	(4,479)
NZD	707,000	USD	458,774	Deutsche Bank AG	02/14/20	(1,716)
NZD	307,000	USD	201,428	Goldman Sachs International	02/14/20	(2,961)
NZD	502,000	USD	332,265	Goldman Sachs International	02/14/20	(7,735)
NZD	249,000	USD	162,356	Morgan Stanley & Co. International PLC	02/14/20	(1,384)
PLN	847,000	EUR	198,202	Citibank N.A.	02/14/20	(1,333)
PLN	966,000	EUR	226,637	Citibank N.A.	02/14/20	(2,173)
PLN	7,787,000	EUR	1,841,617	Citibank N.A.	02/14/20	(33,811)
PLN	1,171,000	EUR	275,605	Deutsche Bank AG	02/14/20	(3,602)
PLN	13,517,000	EUR	3,184,226	Goldman Sachs International	02/14/20	(44,786)
RUB	95,616,000	USD	1,558,711	JPMorgan Chase Bank N.A.	02/14/20	(64,769)
SEK	4,289,000	EUR	402,642	Deutsche Bank AG	02/14/20	(1,088)
SEK	10,928,000	EUR	1,036,072	Goldman Sachs International	02/14/20	(14,062)
SEK	17,330,000	EUR	1,631,942	Goldman Sachs International	02/14/20	(9,986)
SEK	2,357,000	EUR	223,843	JPMorgan Chase Bank N.A.	02/14/20	(3,453)
SEK	1,422,000	EUR	134,390	Morgan Stanley & Co. International PLC	02/14/20	(1,355)
SGD	2,898,000	USD	2,151,650	BNP Paribas S.A.	02/14/20	(28,005)
THB	13,438,000	USD	444,408	Goldman Sachs International	02/14/20	(13,218)
TRY	9,412,000	USD	1,595,588	Citibank N.A.	02/14/20	(26,989)
TWD	133,120,000	USD	4,470,865	BNP Paribas S.A.	02/14/20	(87,635)
USD	1,095,729	EUR	994,000	Barclays Bank PLC	02/14/20	(7,337)
USD	306,774	EUR	278,000	Deutsche Bank AG	02/14/20	(1,729)
USD	544,503	EUR	493,000	JPMorgan Chase Bank N.A.	02/14/20	(2,591)
USD	3,670,307	EUR	3,310,000	JPMorgan Chase Bank N.A.	02/14/20	(2,879)
USD	678,142	GBP	521,000	BNP Paribas S.A.	02/14/20	(10,019)
USD	189,050	GBP	144,000	Deutsche Bank AG	02/14/20	(1,152)
USD	1,024,499	GBP	777,000	JPMorgan Chase Bank N.A.	02/14/20	(1,799)
USD	228,694	GBP	175,000	Morgan Stanley & Co. International PLC	02/14/20	(2,454)
USD	351,277	JPY	38,590,000	JPMorgan Chase Bank N.A.	02/14/20	(5,055)
USD	2,306,581	JPY	249,871,000	JPMorgan Chase Bank N.A.	02/14/20	(676)
USD	3,947,238	JPY	433,027,000	Morgan Stanley & Co. International PLC	02/14/20	(51,244)
USD	115,310	MXN	2,188,000	Goldman Sachs International	02/14/20	(330)
ZAR	3,605,000	USD	249,358	Deutsche Bank AG	02/14/20	(9,481)
ZAR	5,792,000	USD	401,239	Goldman Sachs International	02/14/20	(15,838)
ZAR	3,301,000	USD	229,438	Morgan Stanley & Co. International PLC	02/14/20	(9,789)
USD	1,596,108	IDR	22,632,808,000	Standard Chartered Bank	03/18/20	(35,689)
USD	1,625,874	MXN	31,620,000	Barclays Bank PLC	03/18/20	(37,160)

						(955,334)

Net unrealized appreciation						$69,192

9

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month JIBAR, 6.56%	Quarterly	6.90%	Quarterly	03/18/20	03/18/25	ZAR	39,640	$24,644	$47	$24,597

(a)	Forward swap

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective Date (a)	Termination Date				Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty			Notional Amount (000)		Value
3-Month KRW LIBOR, 1.42%	Quarterly	1.24%	Quarterly	Bank of America N.A.	03/18/20	03/18/25	KRW	2,619,530	$(4,485)	$—	$(4,485)
3-Month KLIBOR, 3.10%	Quarterly	3.20	Quarterly	Bank of America N.A.	03/18/20	03/18/25	MYR	17,500	50,566	—	50,566
6-Months CLP Interbank Rate,0.00%	Semi-Annual	2.11	Semi-Annual	Goldman Sachs Bank USA	03/18/20	03/18/25	CLP	1,600,000	(35,095)	—	(35,095)
6-Month BIBOR, 0.27%	Semi-Annual	1.35	Semi-Annual	Goldman Sachs Bank USA	03/18/20	03/18/25	THB	70,460	33,627	—	33,627
3-Month TWD Secondary Bank Rate, 2.78%	Quarterly	0.70	Quarterly	Citibank N.A.	03/18/20	03/18/25	TWD	63,280	(267)	—	(267)

									$44,346	$—	$44,346

(a)	Forward swap.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional		Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Goldman Sachs Bank USA	02/05/20 – 02/28/23	USD	35,020,367	$3,783,542	(b)	$38,634,332	24.8%
	UBS AG	01/12/21	USD	34,861,874	1,213,134	(c)	36,039,440	24.7

					$4,996,676		$74,673,772

(a)

In regard to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-175 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

EUR — 1D Effective Overnight Index Average (EONIA)

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

USD — 1W US Dollar LIBOR BBA

(b)	Amount includes $169,577 of net dividends and financing fees.
(c)	Amount includes $35,568 of net dividends and financing fees.

10

Schedule of Investments (unaudited) January 31, 2020	BlackRock Total Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2020, expiration dates 02/05/20 — 02/28/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Brazil
Cia Siderurgica Nacional SA	11,750	$35,393	0.1%
Iochpe-Maxion SA	32,148	163,045	0.4

		198,438

China
Alibaba Group Holding Ltd. — ADR	16,413	3,390,762	8.8
JD.com, Inc. — ADR	55,387	2,087,536	5.4
Kunlun Energy Co. Ltd.	788,000	610,364	1.6
Lenovo Group Ltd.	2,150,000	1,402,879	3.6
Li Ning Co. Ltd.	4,000	11,681	0.0
Luye Pharma Group Ltd.	566,500	363,424	1.0
NetEase, Inc. — ADR	989	317,232	0.8
New Oriental Education Technology Group, Inc. — ADR	15,815	1,922,313	5.0
Sohu.com Ltd., ADR	21,478	228,311	0.6
Tencent Holdings Ltd.	18,100	863,192	2.2
Tingyi Cayman Islands Holding Corp.	208,000	350,906	0.9
Vipshop Holdings Ltd. — ADR	16,212	206,379	0.5
Weichai Power Co. Ltd., Class H	124,000	217,091	0.6
Zijin Mining Group Co. Ltd., Class H	618,000	271,180	0.7

		12,243,250

Colombia
Bancolombia SA — ADR	14,617	766,954	2.0

Malaysia
Petronas Dagangan Bhd	49,400	267,131	0.7

Mexico
Coca-Cola Femsa SAB de C.V., ADR	12,872	784,548	2.0
Coca-Cola Femsa SAB de CV	117,674	715,803	1.9
Grupo Aeroportuario del Centro Norte SAB de CV	143,837	1,095,172	2.8
Grupo Aeroportuario del Pacifico SAB de CV, ADR	257	31,786	0.1

Security	Shares	Value	% of Basket Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	67,400	$833,034	2.2%

		3,460,343

Philippines
Metropolitan Bank & Trust Co.	4	5	0.0

Poland
Powszechna Kasa Oszczednosci Bank Polski SA	17,706	156,041	0.4

Qatar
Masraf Al Rayan QSC	150,028	168,301	0.4
Qatar Electricity & Water Co. QSC	5,993	26,232	0.1
Qatar Islamic Bank SAQ	104,742	477,452	1.2

		671,985

Russia
Inter RAO UES PJSC	5,216,000	470,559	1.2
Lukoil PJSC — ADR	763	77,631	0.2
Magnit PJSC — GDR	2,665	36,244	0.1
Mobile TeleSystems PJSC — ADR	31,271	318,651	0.8
Rostelecom PJSC	24,550	33,711	0.1
Sistema PJSC FC — GDR	23,209	133,220	0.3
Yandex NV, Class A	31,754	1,422,897	3.7

		2,492,913

Saudi Arabia
Al Rajhi Bank	10	177	0.0
Alinma Bank	218,860	1,510,787	3.9

		1,510,964

South Africa
Anglo American Platinum Ltd.	2,571	205,478	0.5

South Korea
KT Corp. — ADR	41,403	431,419	1.1
LG Electronics, Inc.	8,140	443,865	1.2

		875,284

Taiwan
ASPEED Technology, Inc.	2,000	61,244	0.2
Chailease Holding Co. Ltd.	56,692	235,091	0.6
Chicony Electronics Co. Ltd.	15,000	42,236	0.1
China Airlines Ltd.	436,000	115,281	0.3
China Life Insurance Co. Ltd.	823	668	0.0

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund

Security	Shares	Value	% of Basket Value

Taiwan (continued)
ChipMOS Technologies, Inc.	121,000	$118,413	0.3%
Hon Hai Precision Industry Co. Ltd.	26,000	70,694	0.2
Largan Precision Co. Ltd.	11,000	1,708,603	4.4
MediaTek, Inc.	147,000	1,859,900	4.8
OptoTech Corp.	75,000	54,608	0.1
President Chain Store Corp.	19,000	186,926	0.5
Radiant Opto-Electronics Corp.	97,000	332,846	0.9
Realtek Semiconductor Corp.	214,000	1,719,386	4.4
Sercomm Corp.	46,000	111,679	0.3
SinoPac Financial Holdings Co. Ltd.	236,000	100,092	0.3
Sunonwealth Electric Machine Industry Co. Ltd.	190,000	273,963	0.7
Taiwan Cooperative Financial Holding Co. Ltd.	1,202,000	823,997	2.1
Taiwan Mobile Co. Ltd.	116,000	410,871	1.1
Taiwan Semiconductor Manufacturing Co. Ltd.	255,000	2,630,122	6.8

Security	Shares	Value	% of Basket Value

Taiwan (continued)
TPK Holding Co. Ltd.	379,000	$587,831	1.5%
Uni-President Enterprises Corp.	739,000	1,760,645	4.5
Unimicron Technology Corp.	580,000	721,499	1.9

		13,926,595

Thailand
Bangkok Bank PCL, Foreign Registered Shares	40,000	184,640	0.5

Turkey
Turkiye Garanti Bankasi AS	246,583	489,336	1.3

United States
Genpact Ltd.	26,767	1,184,975	3.1

Total Reference Entity — Long		38,634,332

Net Value of Reference Entity — Goldman Sachs & Co.		$38,634,332

12

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of January 31, 2020 expiration dates 01/12/21 :

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Brazil
Cia Siderurgica Nacional SA	2,850	$8,585	0.0%
Totvs SA	98,984	1,725,390	4.8
Ultrapar Participacoes SA	16,000	94,372	0.3

		1,828,347

Chile
Cia Cervecerias Unidas SA	3,798	33,528	0.1

China
3SBio, Inc.	186,500	236,891	0.7
Anhui Expressway Co. Ltd., Class H	116,000	64,863	0.2
China Communications Services Corp. Ltd., Class H	790,000	530,249	1.5
China Huarong Asset Management Co. Ltd., Class H	198,000	25,994	0.1
China Life Insurance Co. Ltd., Class H	712,000	1,700,280	4.7
China National Building Material Co. Ltd., Class H	170,000	162,511	0.4
China Resources Pharmaceutical Group Ltd.	99,500	83,248	0.2
China Unicom Hong Kong Ltd.	1,972,000	1,645,080	4.6
CNOOC Ltd.	258,000	386,236	1.1
Kunlun Energy Co. Ltd.	1,192,000	923,291	2.6
Lenovo Group Ltd.	268,000	174,871	0.5
Li Ning Co. Ltd.	601,500	1,756,607	4.9
Meituan Dianping, Class B	24,200	306,368	0.8
PetroChina Co. Ltd., Class H	322,000	141,983	0.4
Q Technology Group Co. Ltd.	30,000	42,298	0.1
Sinopec Shanghai Petrochemical Co. Ltd., Class H	214,000	54,412	0.1
Sinopharm Group Co. Ltd., Class H	35,200	114,538	0.3
Tencent Holdings Ltd.	29,500	1,406,860	3.9
Weichai Power Co. Ltd., Class H	773,000	1,353,315	3.7
Zijin Mining Group Co. Ltd., Class H	1,196,000	524,809	1.5

		11,634,704

Colombia
Cementos Argos SA	1,951	3,708	0.0

Security	Shares	Value	% of Basket Value

Colombia (continued)
Corp. Financiera Colombiana SA	212	$2,015	0.0%
Ecopetrol SA	26,107	24,275	0.1
Grupo Argos SA	1,923	9,829	0.0
Grupo de Inversiones Suramericana SA	1,587	14,849	0.0
Interconexion Electrica SA	4,360	23,967	0.1

		78,643

Czech Republic
Komercni Banka AS	3,751	128,925	0.4
Moneta Money Bank AS	9,234	33,717	0.1

		162,642

Greece
Alpha Bank AE	24,775	49,586	0.1
Eurobank Ergasias SA	32,070	29,425	0.1
FF Group	1,346	15	0.0
Hellenic Telecommunications Organization SA	4,262	63,651	0.2
JUMBO SA	2,541	51,768	0.1
Motor Oil Hellas Corinth Refineries SA	875	18,580	0.1
National Bank of Greece SA	4,608	14,627	0.0
OPAP SA	4,364	54,341	0.2

		281,993

Hong Kong
Haier Electronics Group Co. Ltd.	116,000	348,431	1.0

Hungary
OTP Bank Nyrt	3,404	157,680	0.4

Malaysia
CIMB Group Holdings Bhd	572,100	686,060	1.9
Genting Bhd	511,700	684,561	1.9
Genting Malaysia Bhd	148,000	108,491	0.3
Hartalega Holdings Bhd	49,500	71,508	0.2
Westports Holdings Bhd	92,900	89,165	0.2

		1,639,785

Peru
Hochschild Mining PLC	315,221	700,384	1.9

Poland
Bank Millennium SA	141,227	216,430	0.6
Powszechna Kasa Oszczednosci Bank Polski SA	77,359	681,757	1.9

		898,187

Russia
Credit Bank of Moscow PJSC	1,157,400	104,594	0.3

13

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Total Emerging Markets Fund

Security	Shares	Value	% of Basket Value

Russia (continued)
Detsky Mir PJSC	88,558	$159,339	0.4%
Highland Gold Mining Ltd.	38,171	105,606	0.3
Inter RAO UES PJSC	13,236,801	1,194,153	3.3
Lukoil PJSC	17,074	1,745,466	4.9
Lukoil PJSC — ADR	5,329	542,196	1.5
Magnit PJSC — GDR	3,409	46,362	0.1
Magnitogorsk Iron & Steel Works PJSC	814,216	570,389	1.6
Mobile TeleSystems OJSC	23,130	117,969	0.3
Novatek PJSC — GDR	1,266	227,880	0.6
Rostelecom PJSC	131,150	180,090	0.5
Safmar Financial Investment	1,880	14,079	0.0
Severstal PJSC	4,140	58,909	0.2
Sistema PJSC FC — GDR	9,602	55,115	0.2

		5,122,147

South Africa
Anglo American Platinum Ltd.	17,075	1,364,657	3.8
Gold Fields Ltd.	14,112	91,357	0.2

		1,456,014

South Korea
Amorepacific Corp.	9,153	1,416,731	3.9
Daewoong Pharmaceutical Co. Ltd.	774	75,794	0.2
Hana Financial Group, Inc.	19,136	528,835	1.5
Hugel, Inc.	379	138,100	0.4
LG Electronics, Inc.	21,395	1,166,645	3.2
LG Electronics, Inc., Preference Shares	4,564	99,628	0.3
LG Household & Health Care Ltd.	165	172,577	0.5
Osstem Implant Co. Ltd.	2,369	83,303	0.2
POSCO	1,090	197,474	0.5
Posco ICT Co. Ltd.	1	4	0.0
Samsung Electronics Co. Ltd.	44,752	2,073,494	5.8

Security	Shares	Value	% of Basket Value

South Korea (continued)
Seegene, Inc.	12,900	$321,885	0.9%

		6,274,470

Thailand
Bangkok Bank PCL, Foreign Registered Shares	79,900	368,818	1.0
CP ALL PCL	860,600	1,956,151	5.5

		2,324,969

Turkey
Arcelik AS	7,564	26,367	0.1
Migros Ticaret AS	51,909	217,869	0.6
Tekfen Holding AS	189,403	608,461	1.7
Turkiye Garanti Bankasi AS	441,026	875,202	2.4

		1,727,899

United Kingdom
Mondi PLC	40,442	815,895	2.3

Brazil
Banco Bradesco SA, Preference Shares	72,100	553,722	1.5

Total Reference Entity — Long		36,039,440

Net Value of Reference Entity — UBS AG		$36,039,440

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Schedule of Investments (unaudited) (continued) January 31, 2020	Blackrock Total Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$6,228,722	$5,105,144	$—	$11,333,866
Corporate Bonds(a)	—	1,246,904	—	1,246,904
Foreign Agency Obligations(a)	—	80,036,909	—	80,036,909
Short-Term Securities	47,949,444	—	—	47,949,444

	$54,178,166	$86,388,957	$—	$140,567,123

Derivative Financial Instruments(b)
Assets:
Equity Contracts	$—	$4,996,676	$—	$4,996,676
Forward Foreign Currency Contracts	—	1,024,526	—	1,024,526
Interest Rate Contracts	—	108,790	—	108,790
Liabilities:
Forward Foreign Currency Contracts	—	(955,334)	—	(955,334)
Interest Rate Contracts	—	(39,847)	—	(39,847)

	$—	$5,134,811	$—	$5,134,811

(a)	See above Consolidated Schedule of Investments for values in each state or political subdivision.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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